Financial assets, liabilities and financial result (excluding Orange Bank) - Net of the profit related to BT securities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Effect in the consolidated net income of the investment in BT	€ (372)	€ (533)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Effect in the consolidated net income of the investment in BT	(372)	(533)
Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk	(325)	(753)
Available for sale securities, BT shares [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk	(325)	(753)
Foreign exchange hedging effect	32	151
Sale of one third of BT shares effect	(126)
Dividends received	47	69
Effect in the consolidated net income of the investment in BT	€ (372)	€ (533)